Commitments and Contingencies (Tables) (Lazy Days' R.V. Center, Inc.)	12 Months Ended
Dec. 31, 2017
Lazydays' RV Center Inc [Member]
Schedule of Future Minimum Payments Under Operating Leases	Future minimum payments under operating leases are as follows:
Year Ending December 31,
2018	$2,509
2019	2,215
2020	1,741
2021	1,482
2022	15
Total	$7,962